EMPLOYEE BENEFIT PLANS (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						252 Months Ended
	Dec. 31, 2015	Dec. 31, 2014 Plans		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2035
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of defined benefit pension plans		2
Percentage of net periodic benefit cost that was capitalized	20.00%
Investment Return Model Best-Estimate Range							20 years
Matching 401(k) contributions made		$ 5		$ 5		$ 5
Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Index value percentage of real estate assets		100.00%		85.00%
Defined Benefit Plan, Fair Value of Plan Assets		23		21		19
Other Retiree Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer Contributions		6	[1]	6	[1]
Effect of plan amendment on obligation						1
Defined Benefit Plan, Fair Value of Plan Assets		12		10		7
Other Retiree Benefits [Member] | Regulatory Asset [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Future Amortization of Prior Service Credit (Cost)	0.5
Pension Plan, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer Contributions		9	[1]	22	[1]
Effect of plan amendment on obligation						1
Defined Benefit Plan, Accumulated Benefit Obligation		365		297
Defined Benefit Plan, Fair Value of Plan Assets		335		307		275
Effect of plan amendment on future payments						5
Pension Plan, Defined Benefit [Member] | Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		23		21
Pension Plan, Defined Benefit [Member] | Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentile of investment return model range used		25.00%
Pension Plan, Defined Benefit [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentile of investment return model range used		75.00%
Pension Plan, Defined Benefit [Member] | Regulatory Asset [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Future Amortization of Gain (Loss)	(7.0)
Defined Benefit Plan, Future Amortization of Prior Service Credit (Cost)	0.5
Pension Plan, Defined Benefit [Member] | Accumulated Other Comprehensive Loss
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Future Amortization of Gain (Loss)	(0.5)
Defined Benefit Plan, Future Amortization of Prior Service Credit (Cost)	(0.5)
Pension Plan, Defined Benefit [Member] | Fixed Income
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		143		124
Pension Plan, Defined Benefit [Member] | Fixed Income | Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
VEBA Trust [Member] | Other Retiree Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer Contributions		3		3		3
Defined Benefit Plan, Fair Value of Plan Assets		12		10
VEBA Trust [Member] | Other Retiree Benefits [Member] | Fixed Income
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4		4
VEBA Trust [Member] | Other Retiree Benefits [Member] | VEBA Trust Asset - Equities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 8		$ 6

[1]	In 2015, TEP expects to contribute $23 million to the pension plans.